Warrants (Tables)	12 Months Ended
Oct. 31, 2023
Warrants.
Schedule of activity of warrants

					Weighted
	Number of	Warrants	Put option	Weighted	average
	warrants	amount	liability	average	number of	Expiry dates
			amount	exercise price	years to
					expiry
	#	$	$	$
Opening balance, November 1, 2022	111,242,184	10,724	1,693	2.60	2.01

Revaluation of put option liability	—	—	220	—	—
Warrants cancelled or expired	(17,248,015)	(274)	—	—	—
Warrants exercised	(7,956,345)	(6)	(1,913)	—	—
Issued warrants - Promissory note (i)	700,000	321	—	4.98	0.33	June 21, 2023
Issued warrants - Bought deal (ii)	4,956,960	4,732	—	2.73	0.05	July 22, 2027
Balance, October 31, 2022	91,694,784	15,497	—	2.58	2.39

Warrants expired (iii)	(39,619,252)	(2,437)	—	0.43	—
Warrants cancelled (iii)	(809,010)	(320)	—	0.43	—
Balance, October 31, 2023	51,266,522	12,740	—	5.61	0.75